Segment Information - Schedule of Revenue and Operating Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net revenues:
External Customers	¥ 225,995	¥ 265,758	¥ 257,988
Total	225,995	265,758	257,988
Operating expenses	204,120	224,808	237,197
Operating income (loss)	21,875	40,950	20,791
Digital Entertainment [Member]
Net revenues:
External Customers	115,750	139,710	132,474
Intersegment	616	690	650
Total	116,366	140,400	133,124
Operating expenses	95,203	107,379	116,099
Operating income (loss)	21,163	33,021	17,025
Health & Fitness [Member]
Net revenues:
External Customers	79,866	82,429	85,661
Intersegment	30	126	250
Total	79,896	82,555	85,911
Operating expenses	76,882	79,726	88,456
Operating income (loss)	3,014	2,829	(2,545)
Gaming & Systems [Member]
Net revenues:
External Customers	24,984	25,212	21,868
Total	24,984	25,212	21,868
Operating expenses	19,378	18,556	15,420
Operating income (loss)	5,606	6,656	6,448
Pachinko & Pachinko Slot Machines [Member]
Net revenues:
External Customers	5,395	18,407	17,985
Intersegment	3	23	2
Total	5,398	18,430	17,987
Operating expenses	6,564	14,251	11,788
Operating income (loss)	(1,166)	4,179	6,199
Corporate and Eliminations [Member]
Net revenues:
Intersegment	(649)	(839)	(902)
Total	(649)	(839)	(902)
Operating expenses	6,093	4,896	5,434
Operating income (loss)	¥ (6,742)	¥ (5,735)	¥ (6,336)